Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 77,854	$ 70,672
Tier 1 capital to risk-weighted assets, Actual Amount	71,939	65,060
Common equity tier 1 capital to risk-weighted assets, Actual Amount	71,939	65,060
Tier 1 capital to average assets, Actual Amount	$ 71,939	$ 65,060
Total capital to risk-weighted assets, Actual Ratio	14.30%	13.60%
Tier 1 capital to risk-weighted assets, Actual Ratio	13.20%	12.50%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	13.20%	12.50%
Tier 1 capital to average assets, Actual Ratio	9.90%	9.20%
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	$ 43,488	$ 41,684
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	32,616	31,263
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	24,462	23,447
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Amount	$ 29,025	$ 28,432
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	6.00%	6.00%
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 54,361	$ 52,105
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	43,488	41,684
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	35,334	33,868
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 36,281	$ 35,541
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	8.00%
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 78,968	$ 71,815
Tier 1 capital to risk-weighted assets, Actual Amount	73,053	66,203
Common equity tier 1 capital to risk-weighted assets, Actual Amount	73,053	66,203
Tier 1 capital to average assets, Actual Amount	$ 73,053	$ 66,203
Total capital to risk-weighted assets, Actual Ratio	14.50%	13.80%
Tier 1 capital to risk-weighted assets, Actual Ratio	13.40%	12.70%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	13.40%	12.70%
Tier 1 capital to average assets, Actual Ratio	10.10%	9.30%
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	$ 43,500	$ 41,693
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	32,625	31,270
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	24,469	23,452
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Amount	$ 29,031	$ 28,437
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	6.00%	6.00%
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 54,375	$ 52,116
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	43,500	41,693
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	35,344	33,876
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 36,288	$ 35,546
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	8.00%
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%